CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 303,000	$ 255,803	$ 242,200	$ 228,322		$ 184,157		$ 218,664
Accounts receivable, net	531,600	441,578		403,250
Inventories	507,600	443,949		474,950
Other current assets	61,200	47,183		50,836
Total current assets	1,403,400	1,188,513		1,157,358
Property, plant, and equipment, net	352,000	358,391		340,765		343,527
Goodwill	1,216,900	1,154,652		1,191,005		1,577,244
Other intangible assets, net	1,449,700	1,469,922		1,644,179
Deferred tax assets	900	1,376		9,438
Other assets	129,700	143,094		119,301
Total assets	4,552,600	4,315,948		4,462,046	[1]	5,107,121	[1]
Current liabilities:
Short-term borrowings and current maturities of long-term debt	21,100	24,465		25,388	[2]
Accounts payable	263,600	214,856		156,868
Accrued liabilities	274,900	258,528		249,023
Total current liabilities	559,600	497,849		431,279
Long-term debt, less current maturities	2,006,900	2,753,794		2,769,459	[2]
Pensions and other postretirement benefits	129,800	122,710		114,065
Deferred income taxes	409,200	487,632		578,958
Other liabilities	175,300	182,205		162,750
Total liabilities	3,280,800	4,044,190		4,056,511
Commitments and contingencies (Note 18)
Stockholders' equity:
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 150,552,360 and 150,247,604 shares issued at December 31, 2016 and December 31, 2015, respectively	2,000	1,505		1,502
Capital in excess of par value	2,264,900	1,222,423		1,219,168
Accumulated deficit	(721,400)	(596,233)		(559,613)
Accumulated other comprehensive loss	(251,700)	(342,364)		(265,510)
Treasury stock at cost; 1,897,454 and 578,555 at December 31, 2016 and 2015, respectively	(22,000)	(19,423)		(5,314)
Total Gardner Denver Holdings, Inc. stockholders' equity	1,271,800	265,908		390,233
Noncontrolling interests	0	5,850		15,302
Total stockholders' equity	1,271,800	271,758		405,535		$ 888,590
Total liabilities and stockholders' equity	$ 4,552,600	$ 4,315,948		$ 4,462,046

[1]	General corporate identifiable assets as of December 31, 2015 and 2014 were restated to reclassify the unamortized debt issuance cost asset from "Other assets" in accordance with the adoption of ASU 2015-03. See "Note 2: New Accounting Standards" for further discussion on the adoption.
[2]	Effective December 31, 2016, the Company adopted ASU 2015-03 and reclassified unamortized debt issuance costs from "Other assets" to a direct deduction of the carrying value of long-term debt thus reducing "Long-term debt, less current maturities" by $71,854 as of December 31, 2015 from the amount previously reported in order to conform with current year presentation.